Schedule of basic and diluted earnings per share (Details) - USD ($)	3 Months Ended						6 Months Ended	12 Months Ended
	Mar. 31, 2023		Oct. 31, 2022	Mar. 31, 2022		Oct. 31, 2021	Jul. 31, 2021	Dec. 31, 2022	Jul. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net (loss) income	$ (2,413,238)		$ 201,012	$ 224,994		$ (45,587)	$ (8,377)	$ (24,949,246)	$ (1,762,838)	$ 900,396
Less: Net income attributable to noncontrolling interest	1,407			2,409				(65,124)		35,567
Net (loss)/income attributable to common shareholders, basic	$ (2,414,465)			$ 222,585				$ (24,884,122)		$ 864,829
Weighted Average Number of Shares Outstanding, Diluted	20,191,770	[1]		9,253,333	[1]			12,029,656		9,253,333
Earnings per share, basic	$ (0.12)			$ 0.02				$ (2.07)		$ 0.09
Earnings Per Share, Diluted	$ (0.12)			$ 0.02				$ (2.07)		$ 0.09

[1]	Giving retroactive effect to reverse recapitalization effected on November 17, 2022